RIGHT TO USE ASSETS AND LEASE LIABILITITY (Details Narrative)							9 Months Ended		12 Months Ended		61 Months Ended
	Jul. 02, 2021 USD ($) m²	Sep. 05, 2019 USD ($) ft²	Sep. 05, 2019 USD ($) ft²	May 09, 2019	Sep. 13, 2017 USD ($)	Jan. 23, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Apr. 16, 2021 USD ($)	Apr. 05, 2021 USD ($)	May 09, 2019 USD ($)	May 09, 2019 ft²	May 09, 2019 m²	Jan. 02, 2019 USD ($)
Rent payments											$ 2,508
Rent payments						$ 960	$ 3,683	$ 6,263
Right of use assets	$ 241,800						114,906		$ 365,025	$ 473,242	365,025						$ 529,135
Lease liabilities							33,492		124,909	110,678	$ 124,909						$ 531,462
Lease term	5 years	2 years	2 years	5 years		8 years
Area of land | ft²		5,000	5,000
Annual rent, year one		$ 42,000	$ 42,000		$ 39,200		42,000					$ 42,000
Annual rent, year two		$ 44,800	44,800		$ 42,000		44,800					$ 44,800
Lease expenses							87,874		$ 98,888
Lease term description		two-year			two year
Lease percentage									8.00%		8.00%
Lease present value									$ 559,568		$ 559,568
Related Party [Member]
Rent payments									13,092	$ 14,793
Socialist Republic Of Vietnam [Member]
Lease term				5 years
Area of land	6,000														4,560.57	4,560.57
Annual rent, year one	$ 8,645													$ 45,150
Annual rent, year two														45,150
Rent increase percentage				5.00%
Socialist Republic Of Vietnam [Member] | Three Through Five Years [Member]
Rent increase percentage				5.00%
Operating Lease Agreements [Member]
Rent payments							2,508		$ 2,508
Rent payments			$ 44,800
Area of land | ft²		5,000	5,000
Annual rent, year one		$ 42,000	$ 42,000		$ 39,200
Annual rent, year two		$ 44,800	$ 44,800
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member]
Rent payments	$ 8,645
Area of land	6,000														4,560.57	4,560
Annual rent, year one														45,150
Annual rent, year two														$ 45,150
Operating Lease Agreements [Member] | Socialist Republic Of Vietnam [Member] | Three Through Five Years [Member]
Rent increase percentage				5.00%
Removal Of New Guidance [Member]
Right of use assets													$ 44,419
Lease liabilities													$ 44,419
Adoption Of New Guidance [Member]
Right of use assets							79,862
Lease liabilities							$ 79,862